INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2023
Investment property [abstract]
Disclosure of detailed information about investment property
The following table presents the change in the fair value of the company’s investment properties:

AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022
Fair value, beginning of year	$115,100	$100,865
Additions	9,278	11,580
Acquisitions through business combinations	3,244	9,805
Changes in basis of accounting	74	(274)
Dispositions[1]	(4,258)	(4,430)
Fair value changes	(105)	629
Foreign currency translation and other	819	(3,075)
Fair value, end of year[2]	$124,152	$115,100
1.Includes amounts reclassified to held for sale.
2.As at December 31, 2023, the ending balance includes $114.8 billion (December 31, 2022 – $108.2 billion) of investment properties leased to third parties and $4.8 billion of right-of-use (“ROU”) investment properties (December 31, 2022 – $4.4 billion).

Disclosure of fair value measurement of assets [text block]
The following table categorizes financial assets and liabilities, which are carried at fair value, based upon the fair value hierarchy levels:

	2023			2022
AS AT DEC. 31 (MILLIONS)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Financial assets
Other financial assets
Government bonds	$25	$1,575	$—	$91	$1,475	$—
Corporate bonds	—	1,662	777	65	1,754	324
Fixed income securities and other	455	958	4,903	493	2,099	3,376
Common shares and warrants	857	1,309	3,015	3,975	377	2,120
Loans and notes receivables	—	46	17	22	26	5
	1,337	5,550	8,712	4,646	5,731	5,825
Accounts receivable and other	6	2,520	89	12	3,731	6
	$1,343	$8,070	$8,801	$4,658	$9,462	$5,831
Financial liabilities
Accounts payable and other	$9	$5,119	$3,259	$7	$4,469	$2,419
Subsidiary equity obligations	4	—	259	—	441	673
	$13	$5,119	$3,518	$7	$4,910	$3,092
The following table presents our investment properties measured at fair value:

AS AT DEC. 31 (MILLIONS)	2023	2022
Core	$18,970	$19,267
Transitional and development	23,016	25,434
LP Investments	77,627	69,501
Other investment properties	4,539	898
	$124,152	$115,100

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the key valuation metrics of the company’s investment properties:

	2023			2022
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core	6.2%	4.8%	11	6.2%	4.6%	11
Transitional and development[1]	7.9%	6.2%	10	7.7%	5.9%	10
LP Investments[1]	8.6%	5.8%	13	8.3%	5.7%	13
Other investment properties[2]	7.4%	n/a	n/a	7.5%	n/a	n/a
1.The rates presented are for investment properties valued using the discounted cash flow method. These rates exclude multifamily, triple net lease, student housing, manufactured housing and other investment properties valued using the direct capitalization method.
2.Other investment properties include investment properties held in our Infrastructure segment and other direct investments within our Asset Management segment.